Discontinued Operations (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	May 31, 2020	Mar. 31, 2019	Mar. 01, 2019	Dec. 31, 2018
Yitian Xindong
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Voting rights owned by the company, (in percent)			51.00%
Yitian Xindong
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total consideration on discontinued operations		¥ 313.6
Disposal loss recognized	¥ 14.7
Equity interest owned by the Group			51.00%	25.50%	25.50%